CAPITAL (Details) - Transitional capital resources - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
CAPITAL (Details) - Transitional capital resources [Line Items]
Capital	£ 37,976	£ 38,481
Common Equity Tier 1 [member]
CAPITAL (Details) - Transitional capital resources [Line Items]
Capital	24,637	25,457
Additional Tier 1 [member]
CAPITAL (Details) - Transitional capital resources [Line Items]
Capital	6,905	5,937
Tier 2 [member]
CAPITAL (Details) - Transitional capital resources [Line Items]
Capital	£ 6,434	£ 7,087